Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 10,476,853	₩ 11,000,665
Financial liabilities	14,597,106	16,128,644
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,017,639	8,679,698
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,316,298	7,298,867
Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	132,558	129,945
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,682	38
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	127,929	20,096
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,634,624	2,305,894
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,976,423	5,748,459
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,118,619	1,256,266
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	671,068	441,804
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	809,919	632,324
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	258,516	557,342
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,684	58,576
Fair value [member] | Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,682	38
Fair value [member] | Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	127,929	20,096
Fair value [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,118,619	1,256,266
Fair value [member] | Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	809,919	632,324
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	258,516	557,342
Fair value [member] | Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 7,684	₩ 58,576